Consolidated statement of income - PEN (S/) shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Interest and similar income	S/ 5,871,302,000	S/ 4,605,625,000	S/ 4,664,967,000
Interest and similar expenses	(1,662,098,000)	(1,057,937,000)	(1,192,284,000)
Net interest and similar income	4,209,204,000	3,547,688,000	3,472,683,000
Impairment loss on loans, net of recoveries	(830,551,000)	(381,577,000)	(2,393,944,000)
(Loss) recovery due to impairment of financial investments	(12,752,000)	30,898,000	(32,904,000)
Net interest and similar income after impairment loss	3,365,901,000	3,197,009,000	1,045,835,000
Fee income from financial services, net	1,137,386,000	823,808,000	723,500,000
Net gain on foreign exchange transactions	380,154,000	423,022,000	318,422,000
Net (loss) gain on sale of financial investments	(60,448,000)	288,923,000	185,383,000
Net (loss) gain on financial assets at fair value through profit or loss	(262,093,000)	24,800,000	165,883,000
Net gain on investment property	84,631,000	79,399,000	44,929,000
Other income	400,202,000	89,498,000	62,117,000
Other operating income	1,679,832,000	1,729,450,000	1,500,234,000
Insurance premiums and claims
Net premiums earned	668,197,000	645,267,000	514,981,000
Net claims and benefits incurred for life insurance contracts and others	(859,991,000)	(917,346,000)	(794,051,000)
Insurance expense	(191,794,000)	(272,079,000)	(279,070,000)
Other expenses
Salaries and employee benefits	(852,050,000)	(807,382,000)	(749,246,000)
Administrative expenses	(1,179,788,000)	(965,505,000)	(748,617,000)
Depreciation and amortization	(336,226,000)	(279,690,000)	(268,750,000)
Other expense	(315,845,000)	(210,192,000)	(144,047,000)
Operating expense	(2,683,909,000)	(2,262,769,000)	(1,910,660,000)
Income before translation result and Income Tax	2,170,030,000	2,391,611,000	356,339,000
Exchange difference	(36,836,000)	(89,320,000)	(45,723,000)
Income Tax	(462,537,000)	(502,112,000)	72,933,000
Net profit for the year	1,670,657,000	1,800,179,000	383,549,000
Attributable to:
IFS's shareholders	1,660,581,000	1,790,155,000	383,259,000
Non-controlling interest	10,076,000	10,024,000	290,000
Net profit for the year	S/ 1,670,657,000	S/ 1,800,179,000	S/ 383,549,000
Earnings per share attributable to IFS's shareholders basic and diluted (stated in Soles)	S/ 14.388	S/ 15.51	S/ 3.32
Weighted average number of outstanding shares (in thousands)	115,418	115,419	115,447